Amort Type
Appraisal Value
City
First Payment Date
First Rate Adjustment Date
Has Modification?
Index
Int Only Expiration Date
Int Only Flag
Int Rate Reset Freq
Int Rate Life Max
Int Rate Life Min
Loan Amount
Loan Purpose
Margin
Maturity Date
Modification Date
Original Rate
Origination Date
Int Rate Periodic Cap
Principal Reduction Alternative Amount
Property Type
Refinance Purpose
State
Step Date 1
Step Date 2
Step Date 3
Step Rate 1
Step Rate 2
Step Rate 3
Total Deferred Balance
Zipcode